Interim Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Feb. 28, 2015	Nov. 29, 2014	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 263,254	$ 272,077	$ 225,672	$ 214,223	$ 251,049	$ 266,510	$ 234,543	$ 224,403	$ 975,226	$ 976,505	$ 945,163
Gross profit	31,867	30,257	25,276	25,249	28,053	28,183	24,258	24,386	112,649	104,880	103,997
Operating income	18,886	20,593	13,503	12,759	16,911	16,118	11,948	14,442	65,741	59,419	63,909
Net income	$ 13,146	$ 14,438	$ 9,354	$ 8,558	$ 11,717	$ 11,502	$ 8,096	$ 9,895	$ 45,496	$ 41,210	$ 45,053
Net income (loss) per share (basic) (in dollars per share)	$ 0.49	$ 0.54	$ 0.35	$ 0.32	$ 0.43	$ 0.43	$ 0.30	$ 0.37	$ 1.69	$ 1.53	$ 1.64
Net income (loss) per share (diluted) (in dollars per share)	$ 0.49	$ 0.53	$ 0.35	$ 0.32	$ 0.43	$ 0.43	$ 0.30	$ 0.37	$ 1.68	$ 1.52	$ 1.64